ALLIANCE MUNICIPAL TRUST -NEW YORK PORTFOLIO

ALLIANCE CAPITAL





ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-92.0%
           NEW YORK-91.7%
           ALBANY CENTRAL SCHOOL DISTRICT
           Series A FGIC
$  1,075   5/01/98                                 4.00%     $ 1,083,680
           ALBANY IDR
           (Davies Office Refurbishing Inc.)
           Series '95 AMT VRDN(a)
   2,500   9/01/15                                 4.25        2,500,000
           ALBANY IDR
           (Davies Office Refurbishing Inc.)
           Series '97 AMT VRDN(a)
   1,300   2/01/17                                 4.25        1,300,000
           BABYLON UNION FREE SCHOOL
           DISTRICT TAN
           Series B
   1,500   6/29/98                                 3.85        1,505,744
           BROOME COUNTY
           (Public Improvement Project)
           Series '97 MBIA
   3,200   4/15/98                                 3.90        3,236,157
           BROOME COUNTY BAN
           Series '97
   7,973   4/15/98                                 3.92        7,992,923
           BUFFALO RAN
           Series A
   1,300   7/15/97                                 3.60        1,300,318
           CENTRAL ISLIP TAN
   5,000   6/30/98                                 3.90        5,002,350
           CLINTON COUNTY GO BAN
   5,200   9/26/97                                 3.96        5,203,570
           CLYDE-SAVANNAH CENTRAL SCHOOL
           DISTRICT
           FGIC
     625   6/15/98                                 3.90          631,955
           COHOES CENTRAL SCHOOL DISTRICT
           FGIC
     750   6/15/98                                 3.90          756,782
           DUTCHESS COUNTY IDR
           (Toys 'R' Us/NYTEX)
           Series '84 VRDN(a)
   1,000   11/01/19                                4.25        1,000,000
           ERIE COUNTY RAN
           Series 97A
   2,500   6/25/98                                 3.80        2,516,569
           ERIE COUNTY RAN
           Series B
   5,000   11/19/97                                3.60        5,012,105
           FRANKLIN COUNTY IDR
           (KES Chateaugay L.P.)
           Series '91A AMT VRDN(a)
  14,900   7/01/21                                 4.25       14,900,000
           GENESEO BAN
           Series '97
   1,133   4/03/98                                 3.90        1,137,943
           GENEVA CENTRAL SCHOOL DISTRICT
           FGIC
     550   6/15/98                                 3.96          554,074
           ISLIP GO BAN
           Series '96
   3,720   7/25/97                                 3.98        3,720,634
           ISLIP IDA
           (Radiation Dynamics)
           Series '88A AMT VRDN(a)
   6,000   1/01/09                                 4.50        6,000,000
           LANSING CENTRAL SCHOOL
           DISTRICT BAN
   9,500   10/08/97                                4.04        9,511,621
           LONG BEACH BOND
           AMBAC
     325   9/01/97                                 3.75          325,669
           MUNICIPAL ASSISTANCE CORPORATION
           Sub Series K-1 VRDN(a)
  15,200   7/01/08                                 4.05       15,200,000
           NAPLES CENTRAL SCHOOL DISTRICT
           FSA
     275   6/15/98                                 4.00          277,932
           NEW YORK CITY GO
           Series '95F-3 VRDN(a)
   2,000   2/15/13                                 4.15        2,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW YORK CITY GO
           Series '95F-4 VRDN(a)
$  7,200   2/15/20                                 4.15%     $ 7,200,000
           NEW YORK CITY GO
           Series '95F-5 VRDN(a)
   5,000   2/15/16                                 4.15        5,000,000
           NEW YORK CITY GO
           Series '95F-6 VRDN(a)
   3,000   2/15/18                                 4.15        3,000,000
           NEW YORK CITY GO
           Series F-2 VRDN(a)
   6,700   2/15/12                                 4.05        6,700,000
           NEW YORK CITY HEALTH & HOSPITAL CORP.
           (Health Systems) Series C VRDN(a)
  17,500   2/15/26                                 4.05       17,500,000
           NEW YORK CITY HEALTH &
           HOSPITAL REVENUE
           (Health Systems) Series B VRDN(a)
   5,000   2/15/26                                 4.05        5,000,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (Columbus Gardens Project)
           Series '93A VRDN(a)
   1,382   2/01/07                                 4.10        1,382,100
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (East 96th Street Project) VRDN(a)
   8,000   8/01/15                                 4.15        8,000,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (Montifiore Medical Center)
           Series '93A VRDN(a)
   1,000   5/01/30                                 4.05        1,000,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (Queenswood Apts. Project)
           Series '89A VRDN(a)
   4,960   2/01/17                                 4.20        4,960,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (West 89th Street Project)
           Series '96A AMT VRDN(a)
   8,100   12/01/29                                4.20        8,100,000
           NEW YORK CITY IDA
           (Brooklyn Navy Yard Project)
           Series '95A AMT VRDN(a)
  11,100   7/01/29                                 4.20       11,100,000
           NEW YORK CITY IDA
           (Brooklyn Navy Yard Project)
           Series '95B AMT VRDN(a)
  18,200   7/01/29                                 4.15       18,200,000
           NEW YORK CITY IDA
           (Church Heavenly Rest Day School)
           Series '91 VRDN(a)
   4,725   7/01/21                                 4.20        4,725,000
           NEW YORK CITY IDA
           (Columbia Grammar School Project)
           Series '94 VRDN(a)
   1,000   6/30/14                                 4.00        1,000,000
           NEW YORK CITY IDA
           (Korean Airlines Co.)
           Series A AMT VRDN(a)
   5,000   11/01/24                                4.10        5,000,000
           NEW YORK CITY IDA
           (Nippon Cargo Air Project)
           Series '92 AMT VRDN(a)
  12,000   11/01/15                                5.80       12,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (St. Josephs Hospital) MBIA
     795   7/01/97                                 3.71          795,000


2



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW YORK STATE ERDA PCR
           (Central Hudson Gas & Electric)
           Series '87A AMT VRDN(a)
$ 16,400   6/01/27                                 4.10%     $16,400,000
           NEW YORK STATE ERDA PCR
           (Long Island Lighting Co.)
           Series A PPB(a)
   6,000   3/01/16                                 3.60        6,000,000
           NEW YORK STATE ERDA PCR
           (New York State Gas & Electric)
           Series '85 PPB(a)
   5,000   3/15/15                                 3.65        5,000,000
           NEW YORK STATE ERDA PCR
           (New York State Gas & Electric)
           Series '85B PPB(a)
   4,000   10/15/15                                3.85        4,000,000
           NEW YORK STATE ERDA PCR
           (Niagara Mohawk Corp.)
           Series '86A AMT VRDN(a)
   1,400   12/01/26                                4.15        1,400,000
           NEW YORK STATE ERDA PCR
           (Rochester Gas & Electric)
           Series '84 VRDN(a)
   2,300   10/01/14                                3.55        2,300,000
           NEW YORK STATE HFA
           (Normandie Court Housing Project)
           Series '91A VRDN(a)
   8,915   5/15/15                                 4.00        8,915,000
           NEW YORK STATE JOB
           DEVELOPMENT AUTHORITY
           Series '86A-1 AMT VRDN(a)
   1,840   3/01/00                                 4.10        1,840,000
           NEW YORK STATE JOB
           DEVELOPMENT AUTHORITY
           Series '86C-1 AMT VRDN(a)
     755   3/01/00                                 4.10          755,000
           NEW YORK STATE MEDICAL
           CARE FACILITIES FINANCE AGENCY
           (Equipment Loan Program)
           Series '85 VRDN(a)
   2,000   11/01/15                                4.10        2,000,000
           NEW YORK STATE MEDICAL
           CARE FACILITIES FINANCE AGENCY
           (Equipment Loan Program)
           Series '94A VRDN(a)
  12,200   11/01/03                                4.10       12,200,000
           NEW YORK STATE MEDICAL
           CARE FACILITIES FINANCE AGENCY
           (St. Luke's Roosevelt)
           Series '93A FHA
     500   8/15/97                                 3.71          500,147
           NEW YORK STATE MEDICAL
           CARE FACILITIES FINANCE AGENCY
           FHA Pre-Refunded
   2,000   8/15/97                                 3.50        2,050,691
           NEW YORK STATE THRUWAY AUTHORITY
           (Highway & Bridge Trust Fund)
           Series '97A
  10,195   4/01/98                                 3.75       10,250,499
           NEWBURGH IDA
           (Mt. St. Mary College Civic Fac.)
           Series '91 VRDN(a)
   1,500   10/01/11                                4.25        1,500,000
           NIAGARA COUNTY IDA
           (Pyron Corp. Project)
           Series '89 AMT VRDN(a)
   2,323   11/01/04                                4.20        2,323,000
           ONONDAGA COUNTY IDA
           (Southern Container Project)
           Series '87 AMT VRDN(a)
     715   12/01/07                                4.25          715,000


3



STATEMENT OF NET ASSETS (CONTINUED)

                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           ONTARIO COUNTY IDA
           (Ultrafab Inc.)
           Series '95 AMT VRDN(a)
$  2,200   12/01/15                                4.20%     $ 2,200,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY
           Series 96-5 VRDN(a)
   2,600   8/01/24                                 4.10        2,600,000
           RENSSELAER COUNTY IDA
           (Rensselaer Polytechnic
           Institute Project)
           Series '97A VRDN(a)
   4,400   2/01/22                                 4.25        4,400,000
           SHENENDEHOWA CENTRAL
           SCHOOL DISTRICT BAN
           Series '97
   3,000   5/06/98                                 4.04        3,011,454
           SOUTHEAST NEW YORK IDA
           (The Rawplug Project)
           Series '96 AMT VRDN(a)
   2,300   5/01/21                                 4.25        2,300,000
           SUFFOLK COUNTY
           (Public Improvement Project)
           Series A AMBAC
   2,355   6/15/98                                 3.90        2,379,046
           SUFFOLK COUNTY IDA
           (Nissequogue Cogen Partners)
           Series '93 AMT VRDN(a)
   2,200   12/15/23                                4.15        2,200,000
           SYOSSET CENTRAL SCHOOL DISTRICT BAN
           Series '96
   4,500   7/18/97                                 3.92        4,500,664
           TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
           Series '94 FGIC VRDN(a)
   8,400   1/01/24                                 4.15        8,400,000
           WESTCHESTER COUNTY IDR
           (Elba Enterprises Project)
           Series '86 AMT VRDN(a)
     700   12/01/01                                4.05          700,000
           WESTCHESTER COUNTY IDR
           (Hitachi America) VRDN(a)
   1,500   7/01/98                                 4.20        1,500,000
           WYANDANCH UNION FREE SCHOOL DISTRICT
           FSA
     315   4/01/98                                 3.85          318,792
                                                             ------------
                                                             325,991,419

           PUERTO RICO-0.3%
           PUERTO RICO GO TRAN
           Series '97A
   1,000   7/30/97                                 3.76        1,000,149

           Total Municipal Bonds
           (amortized cost $326,991,568)                     326,991,568

           NEW YORK
           COMMERCIAL PAPER-9.5%
           NEW YORK CITY MUNICIPAL WATER
           FINANCE AUTHORITY
  10,000   7/31/97                                 3.70       10,000,000
           NEW YORK CITY MUNICIPAL WATER
           FINANCE AUTHORITY
           Series 3
   2,000   7/31/97                                 3.80        2,000,000
           NEW YORK CITY MUNICIPAL WATER
           FINANCE AUTHORITY
           Series 4
   4,000   7/31/97                                 3.75        4,000,000
           NEW YORK CITY MUNICIPAL WATER
           FINANCE AUTHORITY
           Series 4
   1,000   10/09/97                                3.80        1,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Memorial Sloan-Kettering
           Cancer Center)
           Series '89C
   5,035   8/21/97                                 3.75        5,035,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Memorial Sloan-Kettering
           Cancer Center)
           Series '96
   5,000   7/18/97                                 3.80        5,000,000


4



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW YORK STATE ENVIRONMENTAL FACILITY
           Series '97A
$  6,900   7/16/97                                 4.00%    $  6,900,000

           Total Commercial Paper
           (amortized cost $33,935,000)                       33,935,000

           TOTAL INVESTMENTS-101.5%
           (amortized cost $360,926,568)                    $360,926,568
           Other assets less liabilities-(1.5%)               (5,466,042)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           355,524,472 shares outstanding)                  $355,460,526


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American municipal bond assurance corporation
     AMT   Alternative minimum tax
     BAN   Bond anticipation note
     ERDA  Energy research & development authority
     FGIC  Financial guaranty insurance company
     FHA   Federal housing authority
     FSA   Financial security assurance
     GO    General obligation
     HFA   Housing finance agency/authority
     IDA   Industrial development authority
     IDR   Industrial development revenue
     MBIA  Municipal bond investors assurance
     MFHR  Multi-family housing revenue
     PCR   Pollution control revenue
     RAN   Revenue anticipation note
     TAN   Tax anticipation note
     TRAN  Tax & revenue anticipation note

     See notes to financial statements.


5



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $13,126,009
EXPENSES
  Advisory fee (Note B)                              $1,833,945
  Distribution assistance and administrative
    service (Note C)                                  1,101,933
  Transfer agency (Note B)                              573,353
  Custodian fees                                        123,145
  Printing                                               74,230
  Registration fees                                      66,420
  Audit and legal fees                                   26,078
  Trustees' fees                                          3,317
  Miscellaneous                                          16,719
  Total expenses                                      3,819,140
  Less: expense reimbursement and fee waiver           (701,434)
  Net expenses                                                       3,117,706
  Net investment income                                             10,008,303

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                              51
  Net change in unrealized appreciation of investments                  (2,331)
  Net loss on investment transactions                                   (2,280)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $10,006,023



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30,1997   JUNE 30,1996
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $ 10,008,303   $  7,827,518
  Net realized gain on investment transactions               51            308
  Net change in unrealized appreciation of
    investments                                          (2,331)         2,331
  Net increase in net assets from operations         10,006,023      7,830,157

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                             (10,008,303)    (7,827,518)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              24,478,975    153,727,353
  Total increase                                     24,476,695    153,729,992

NET ASSETS
  Beginning of year                                 330,983,831    177,253,839
  End of year                                      $355,460,526   $330,983,831


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1997, the Adviser also voluntarily agreed to reimburse the Portfolio for expenses exceeding .85 of 1% of its average daily net assets. For the year ended June 30, 1997, the reimbursement amounted to $334,645. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $338,925 for the year ended June 30, 1997.


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the year ended June 30, 1997, the distribution fee amounted to $916,972 of which $366,789 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $184,961 of which $94,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1997, capital paid-in aggregated $355,481,074. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED       YEAR ENDED
                                                   JUNE 30,         JUNE 30,
                                                     1997             1996
                                               ---------------  ---------------
Shares sold                                     1,393,269,626    1,218,028,397
Shares issued on reinvestments of dividends        10,008,303        7,827,518
Shares redeemed                                (1,378,798,954)  (1,072,128,562)
Net increase                                       24,478,975      153,727,353


8



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   YEAR ENDED JUNE 30,
                                               ----------------------------------------------------------
                                                   1997        1996        1995        1994        1993
                                               ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year                $1.00       $1.00       $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                          .027        .028        .028        .018        .019

LESS: DIVIDENDS
Dividends from net investment income              (.027)      (.028)      (.028)      (.018)      (.019)
Net asset value, end of year                      $1.00       $1.00       $1.00       $1.00       $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                                  2.77%       2.87%       2.84%       1.77%       1.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $355,461    $330,984    $177,254    $162,839    $100,529
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements       .85%        .85%        .85%        .84%        .80%
  Expenses, before waivers and reimbursements      1.04%       1.03%       1.03%       1.08%       1.06%
  Net investment income (a)                        2.73%       2.82%       2.81%       1.77%       1.91%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


9



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO

We have audited the accompanying statement of net assets of the New York Portfolio of Alliance Municipal Trust as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Portfolio of Alliance Municipal Trust as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


10



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


11



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 4 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ANYAR